Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

THE NORTHERN TRUST COMPANY
THRIFT-INCENTIVE PLAN
Form 5500, Schedule H, line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025
Employer Identification Number: 36-1561860; Plan Number: 002

Par value of shares	Identity of Issue, Borrower, Lessor, or Similar Party (b) and Description of Investment (c)	Cost (d)	Current Value (e)
	Northern Trust common stock funds:
1,982,966	Northern Trust Corporation*	$95,119,294	$270,853,326

	Collective Trust Funds:
6,363,731	Allspring Core Plus Bond CIT D1	$64,337,129	$67,813,188
5,522,908	BlackRock LifePath® Index 2030 Fund	83,058,128	100,820,695
6,146,667	BlackRock LifePath® Index 2035 Fund	97,584,756	121,999,044
5,244,509	BlackRock LifePath® Index 2040 Fund	86,512,723	112,256,622
6,080,411	BlackRock LifePath® Index 2045 Fund	103,468,464	139,021,305
5,034,610	BlackRock LifePath® Index 2050 Fund	86,919,475	120,400,192
3,222,952	BlackRock LifePath® Index 2055 Fund	56,246,660	78,367,367
2,187,641	BlackRock LifePath® Index 2060 Fund	38,282,641	53,231,206
1,105,587	BlackRock LifePath® Index 2065 Fund	17,224,755	22,096,261
127,004	BlackRock LifePath® Index 2070 Fund	1,459,990	1,532,094
5,325,663	BlackRock LifePath® Index Retirement Fund	75,415,526	84,804,801
987,019	Jennison U.S. Small/Mid Cap Equity Fund	97,576,839	113,605,896
4,154,161	MFS International Equity Fund Class 3	69,003,008	94,382,542
22,474,642	Northern Collective Short Term Investment Fund*	22,474,642	22,474,642
1,177,165	Northern Trust Collective Aggregate Bond Index Fund*	125,198,810	135,350,474
1,017,704	Northern Trust Collective All Country World ex-US Investable Market Index Fund*	159,737,884	257,601,252
612,432	Northern Trust Collective Russell 2000 Index Fund*	76,110,533	112,528,202
833,144	Northern Trust Collective S&P 400 Index Fund*	104,929,509	172,877,285
3,324,485	Northern Trust Collective S&P 500 Index Fund*	438,749,966	1,056,355,076
391,556	Northern Trust Treasury-Inflation Protected Securities Fund*	46,225,383	49,872,430
2,755,540	T. Rowe Price Institutional U.S. Structured Research Fund	236,148,006	275,553,938
	Total Collective Trust Funds	$2,086,664,827	$3,192,944,512

THE NORTHERN TRUST COMPANY
THRIFT-INCENTIVE PLAN
Form 5500, Schedule H, line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025
Employer Identification Number: 36-1561860; Plan Number: 002

Par value of shares	Identity of Issue, Borrower, Lessor, or Similar Party (b) and Description of Investment (c)	Cost (d)	Current Value (e)
	Mutual Funds:
1,972,028	DFA Emerging Markets Core Equity Portfolio	$44,016,388	$57,346,587
2,549,224	PIMCO All Asset Fund	29,435,073	29,112,132
1,540,031	PIMCO International Bond Fund	15,644,417	15,292,512
	Total Mutual Funds	$89,095,878	$101,751,231

	Stable Value Portfolio:
28,281,941	Metropolitan Tower Life Insurance	$28,281,941	$27,521,129
28,756,696	Nationwide Life Insurance Company	28,756,696	27,982,018
28,627,923	Prudential Insurance Company	28,627,923	27,874,567
28,757,628	RGA Reinsurance Company	28,757,628	27,985,846
28,338,907	Transamerica Premier Life Insurance Company	28,338,907	27,506,956
28,664,421	Voya Retirement Insurance	28,664,421	27,836,307
	Total Stable Value Portfolio	$171,427,516	$166,706,823

	Participant Loans*
	(Interest rates ranging from 4.25% to 9.50% with varying maturity dates up to March 2041)	$—	$28,087,906

		$2,442,307,515	$3,760,343,798
* Indicates a party-in-interest asset held by the Plan.